Schedule H, Line 4i- Schedule of Assets (Held at End of Year) (Detail) - EBP 005 [Member] - USD ($)		12 Months Ended
		Nov. 30, 2025	Nov. 30, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		13-2615557
EBP, Plan Number		005
EBP, Note Receivable from Participant		$ 5,855,837 [1]	$ 5,689,638
EBP, Asset Held for Investment		1,427,665,318
EBP, Asset Held for Investment, Participant Loan, Cost		0
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,421,809,481
Investment, Identifier [Axis]: AB Global Bond (421,941 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AB Global Bond [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		421,941
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,949,370
Investment, Identifier [Axis]: AS SPL Mid Cap Val (502,750 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AS SPL Mid Cap Val [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		502,750
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 25,579,947
Investment, Identifier [Axis]: Baron Small Cap Inst (1,147,343 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baron Small Cap Inst [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,147,343
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 37,873,793
Investment, Identifier [Axis]: BrokerageLink Account | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BrokerageLink Account [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,291,361
Investment, Identifier [Axis]: BrokerageLink Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BrokerageLink Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 23,282,034
Investment, Identifier [Axis]: EV Inc Fund Boston R6 (2,528,549 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EV Inc Fund Boston R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,528,549
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 13,349,159
Investment, Identifier [Axis]: FIMM Govt CL I (62,922,905 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FIMM Govt CL I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		62,922,905
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 62,922,906
Investment, Identifier [Axis]: Fidelity 500 Index Fund (1,285,207 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity 500 Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,285,207
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 306,264,987
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2010 K6 (15,311 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2010 K6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		15,311
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 232,580
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2015 (83,412 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2015 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		83,412
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 1,045,997
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2020 (285,247 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2020 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		285,247
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 4,549,697
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2025 (1,093,966 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2025 Two [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,093,966
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 16,792,385
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2025 (1,502,565 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2025 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,502,565
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 23,755,563
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2030 (1,770,180 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,770,180
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 35,297,399
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2035 (2,352,125 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,352,125
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 42,314,735
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2040 (3,810,646 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2040 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,810,646
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 51,405,625
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2045 (3,763,096 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2045 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,763,096
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 59,983,751
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2050 (3,211,948 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2050 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,211,948
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 52,034,217
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2055 (2,447,619 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2055 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,447,619
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 45,966,291
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2060 (2,346,957 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2060 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,346,957
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 40,508,486
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2070 K6 (69,060 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom Fund K 2070 K6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		69,060
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 841,909
Investment, Identifier [Axis]: Fidelity Freedom K Income Fund (106,249 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Freedom K Income Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		106,249
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 1,208,062
Investment, Identifier [Axis]: Fidelity International Discovery K (2,444,149 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity International Discovery K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,444,149
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 40,352,901
Investment, Identifier [Axis]: Fidelity OTC Commingled Pool (3,791,879 shares) | Common Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity OTC Commingled Pool [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		3,791,879
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 226,147,685
Investment, Identifier [Axis]: Fidelity Strategic Income Fund (1,004,935 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Strategic Income Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,004,935
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 12,209,960
Investment, Identifier [Axis]: Fidelity Strategy Real Retirement (375,541 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Strategy Real Retirement [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		375,541
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 3,376,116
Investment, Identifier [Axis]: Fidelity Total Bond Fund K6 (2,197,491 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Total Bond Fund K6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,197,491
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 19,777,427
Investment, Identifier [Axis]: Fideltiy Ext Market Index (238,314 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fideltiy Ext Market Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		238,314
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 24,255,624
Investment, Identifier [Axis]: Harbor Cap Apr Inst (328,965 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Harbor Cap Apr Inst [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		328,965
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 43,120,829
Investment, Identifier [Axis]: JPM Equity Income (886,011 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		JPM Equity Income [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		886,011
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 23,745,118
Investment, Identifier [Axis]: Jefferies
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		2,041,582	1,962,637
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 117,518,258	$ 155,326,701
Investment, Identifier [Axis]: Jefferies (2,041,582 shares) | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jefferies [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		2,041,582
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 117,518,258
Investment, Identifier [Axis]: Vanguard FTSE All World Index Adm (336,510 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard FTSE All World Index Adm [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		336,510
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 15,233,809
Investment, Identifier [Axis]: Vanguard Total Bond Market Adm (650,719 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Total Bond Market Adm [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		650,719
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 6,396,576
Investment, Identifier [Axis]: Vanguard Value Idx Adm (306,412 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Value Idx Adm [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		306,412
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 22,766,474
Investment, Identifier [Axis]: Victory SM CO OPP (241,018 shares) | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Victory SM CO OPP [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		241,018
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 11,494,183
Investment, Identifier [Axis]: Vitesse (187,301 shares) | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vitesse [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		187,301
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 3,964,267
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%

[1]	Party-in-interest